Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

6.  Leases

The Company leases 5,466 square feet of office space in Rockville, Maryland, with a lease term ending June 30, 2024.  Under the lease agreement, the Company pays its allocable portion of real estate taxes and common area operating charges, which are recorded as variable lease costs.  The lease has escalating rent payments for which the Company records lease expense on a straight-line basis over the lease term, and an option to terminate the leased premises, without penalty, on June 30, 2021.  The Company is reasonably certain that it will not remain in these leased premises after the optional termination date, and therefore, is using the optional termination date in assessing the lease term.

The following table summarizes the right of use lease assets and lease liabilities as of March 31, 2020:

Right-of-Use Assets	$171,870

Operating Lease Liabilities
Current	$144,610
Long Term	25,790
Total Operating Lease Liabilities	$170,400

The components of lease expense were as follows:

	For the Three Months Ended March 31,
	2020	2019
Operating lease cost	$36,771	$80,279
Variable lease cost	5,693	16,012

Total Lease Cost	$42,464	$96,291

The right-of-use asset and lease liability were calculated using an estimated incremental borrowing rate of 11%.  At March 31, 2020, the weighted average lease term was 1.3 years.

The table below summarizes the Company’s scheduled future minimum lease payments recorded on the balance sheet, as of March 31, 2020:

Year Ending December 31:
2020 (excluding the three months ended March 31, 2020)	$117,018
2021	65,364
Minimum lease payments	182,382
Less: Imputed interest	(11,982)
Present value of minimum lease payments	170,400
Less: current maturities of lease obligations	(144,610)
Long-term lease obligations	$25,790

8. Leases

The Company adopted ASU 2016-02 on January 1, 2019.  Upon adoption, leases classified as operating leases under previous U.S. GAAP are recognized as right of use lease assets and lease liabilities.  The classification criteria for distinguishing between finance leases and operating leases pursuant to ASU 2016-02 are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance.  Upon adoption, the Company did not have any finance leases, and the Company’s operating leases were as follows:

Office Space Lease

The Company leases 5,466 square feet of office space in Rockville, Maryland, with a lease term ending June 30, 2024.  Prior to the amendment of this lease on March 18, 2019, the lease covered 7,193 square feet and had a lease term ending June 30, 2019.  Under the lease agreement, the Company pays its allocable portion of real estate taxes and common area operating charges.  The lease has escalating rent payments for which the Company records lease expense on a straight-line basis over the lease term, and an option to terminate the leased premises, without penalty, on June 30, 2021.  The Company is reasonably certain that it will not remain in these leased premises after the optional termination date, and therefore, is using the optional termination date in assessing the lease term.

Laboratory Lease

The Company previously leased 2,552 square feet of laboratory space with a lease term due to end on June 30, 2020.  The Company terminated its laboratory lease agreement on February 4, 2019 and surrendered the premises on February 28, 2019.

The following table summarizes the right of use lease assets and lease liabilities as of December 31, 2019:

Right-of-Use Assets	$203,348

Operating Lease Liabilities
Current	$139,765
Long Term	63,605
Total Operating Lease Liabilities	$203,370

Lease expense for the year ended December 31, 2019 was $229,701, which includes $200,948 in operating lease costs and $28,753 in variable lease costs.  The right-of-use asset and lease liability were calculated using an estimated incremental borrowing rate of 11%.  At December 31, 2019, the weighted average lease term was 1.5 years.

The table below summarizes the Company’s scheduled future minimum lease payments recorded on the balance sheet, as of December 31, 2019:

Year Ending December 31:
2020	$155,280
2021	65,364
Minimum lease payments	220,644
Less: Imputed interest	(17,274)
Present value of minimum lease payments	203,370
Less: current maturities of lease obligations	(139,765)
Long-term lease obligations	$63,605